Notes Payable (Details Narrative)	1 Months Ended
Jul. 31, 2021 USD ($)
Evolve Bank and Trust Company [Member] | Paycheck Protection Program Loan [Member]
Short-term Debt [Line Items]
Debt Instrument, Decrease, Forgiveness	$ 103,900